Risk Management - Summary of Principal Assumptions on Provisions Valuation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PCBs
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.40%	1.98%
Discount rate	2.12%	1.92%
Nuclear plants
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.91%	2.25%
Discount rate	2.76%	2.48%
Spent fuel
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.91%	2.93%
Discount rate	2.49%	4.49%
Radioactive waste
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	3.89%	3.06%
Discount rate	3.65%	2.62%